Note 9 - Stock Options and Warrants	9 Months Ended
Sep. 30, 2015
Notes
Note 9 - Stock Options and Warrants

NOTE 9 – Stock Options and Warrants

A summary of stock options and warrants activity follows:

	Shares of Common Stock Exercisable Into
	Stock Options	Warrants	Total
Balance, January 1, 2013	1,700,000	707,500	2,407,500
Granted in 2013	-	-	-
Cancelled in 2013	-	-	-

Balance, December 31, 2013	1,700,000	707,500	2,407,500
Granted in 2014	10,000,000	-	10,000,000
Cancelled in 2014	(11,500,000)	(400,000)	(11,900,000)

Balance, December 31, 2014	200,000	307,500	507,500

Unaudited:

Granted in 2015	-	-	-
Cancelled in 2015	-	-	-

Balance, September 30, 2015	200,000	307,500	507,500

Issued and outstanding stock options as of September 30, 2015 (unaudited) consist of:

Year Granted	Number Outstanding and Exercisable	Exercise Price	Year of Expiration
2006	150,000	$ 1.00	2016
2009	50,000	$ 1.00	2019
Total	200,000

Issued and outstanding warrants as of September 30, 2015 (unaudited) consist of:

Year Granted	Number Outstanding and Exercisable	Exercise Price	Year of Expiration
2006	60,000	$ 1.00	2016
2010	247,500	$ 1.00	2020
Total	307,500